Inventories	9 Months Ended
Sep. 30, 2021
Inventories
Inventories

4. Inventories

	9/30/2021	12/31/2020

	(€ in thousands)
Raw materials and merchandise	3,774	3,733
Work in progress	8,399	7,661
Total	12,173	11,394

In the nine months ended September 30, 2021, voxeljet recognized a reserve for slow-moving inventory for raw materials and merchandise as well as work in progress amounting to kEUR 166, following the Company’s write-off policy for inventory.